Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021
Schedule Of Changes In The Fair Value Of Warrant Liabilities Abstract
Fair value beginning balance	$ 1,346,625	$ 1,054,856	$ 2,718,188	$ 3,865,313	$ 3,865,313
Change in fair value	(922,688)	291,769	172,068	(1,147,125)
Fair value ending balance	$ 423,937	$ 1,346,625	$ 2,890,256	$ 2,718,188	$ 1,054,856